Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues		$ 1,416,424	$ 1,110,284	$ 1,152,390
Voyage expenses (note 2)		(151,808)	(99,444)	(80,750)
Vessel operating expenses		(437,671)	(353,564)	(364,441)
Time-charter hire expenses		(52,616)	(80,315)	(75,485)
Depreciation and amortization		(372,290)	(309,975)	(300,011)
General and administrative		(65,427)	(62,249)	(56,122)
(Write-down) and gain on sale of vessels		(223,355)	(318,078)	(40,079)
Restructuring charge		(1,520)	(2,664)	(4,649)
(Loss) income from vessel operations		111,737	(116,005)	230,853
Equity income (notes 2 and 19)		39,458	14,442	17,933
Investment in joint ventures		212,202	169,875	141,819
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		233,736	533,260	294,581
Expenditures for dry docking		23,602	17,183	25,043
FPSO Segment
Segment Reporting Information [Line Items]
(Write-down) and gain on sale of vessels			265,200
Operating Segments | FPSO Segment
Segment Reporting Information [Line Items]
Revenues		533,186	458,388	495,223
Voyage expenses (note 2)		0	0	0
Vessel operating expenses		(214,623)	(149,153)	(165,346)
Time-charter hire expenses		0	0	0
Depreciation and amortization		(145,451)	(143,559)	(149,198)
General and administrative		(34,052)	(33,046)	(35,971)
(Write-down) and gain on sale of vessels		(180,200)	(265,229)	0
Restructuring charge		(1,520)	(450)	(4,444)
(Loss) income from vessel operations		(42,660)	(133,049)	140,264
Equity income (notes 2 and 19)		39,458	14,442	17,933
Investment in joint ventures		212,202	169,875	141,819
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		54,371	193,817	66,234
Expenditures for dry docking		0	0	0
Operating Segments | Shuttle Tanker Segment
Segment Reporting Information [Line Items]
Revenues		636,413	536,852	509,596
Voyage expenses (note 2)		(109,796)	(80,964)	(62,846)
Vessel operating expenses		(149,226)	(129,517)	(123,950)
Time-charter hire expenses		(36,421)	(62,899)	(62,511)
Depreciation and amortization		(155,932)	(125,648)	(122,822)
General and administrative		(21,763)	(17,425)	(10,160)
(Write-down) and gain on sale of vessels		(43,155)	(51,741)	4,554
Restructuring charge		0	(210)	(205)
(Loss) income from vessel operations		120,120	68,448	131,656
Equity income (notes 2 and 19)		0	0	0
Investment in joint ventures		0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		147,540	216,157	40,584
Expenditures for dry docking		22,135	16,323	19,105
Operating Segments | FSO Segment
Segment Reporting Information [Line Items]
Revenues		136,557	66,901	54,440
Voyage expenses (note 2)		(769)	(1,172)	(1,517)
Vessel operating expenses		(42,913)	(25,241)	(23,167)
Time-charter hire expenses		0	0	0
Depreciation and amortization		(44,077)	(19,406)	(9,311)
General and administrative		(2,174)	(1,864)	(836)
(Write-down) and gain on sale of vessels		0	(1,108)	(983)
Restructuring charge		0	0	0
(Loss) income from vessel operations		46,624	18,110	18,626
Equity income (notes 2 and 19)		0	0	0
Investment in joint ventures		0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		6,987	88,039	101,347
Expenditures for dry docking		0	199	5,139
Operating Segments | UMS Segment
Segment Reporting Information [Line Items]
Revenues		36,536	4,236	34,433
Voyage expenses (note 2)		(47)	(1,152)	0
Vessel operating expenses		(3,679)	(33,656)	(32,888)
Time-charter hire expenses		0	0	0
Depreciation and amortization		(6,611)	(6,566)	(6,660)
General and administrative		(3,547)	(5,068)	(5,495)
(Write-down) and gain on sale of vessels	$ (43,700)	0	0	(43,650)
Restructuring charge		0	(2,004)	0
(Loss) income from vessel operations		22,652	(44,210)	(54,260)
Equity income (notes 2 and 19)		0	0	0
Investment in joint ventures		0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		0	3,931	9,742
Expenditures for dry docking		0	0	0
Operating Segments | Towage Segment
Segment Reporting Information [Line Items]
Revenues		53,327	38,771	37,952
Voyage expenses (note 2)		(28,925)	(17,727)	(15,024)
Vessel operating expenses		(27,346)	(21,074)	(17,524)
Time-charter hire expenses		0	(925)	0
Depreciation and amortization		(20,323)	(15,578)	(12,020)
General and administrative		(3,531)	(4,486)	(3,307)
(Write-down) and gain on sale of vessels		0	0	0
Restructuring charge		0	0	0
(Loss) income from vessel operations		(26,798)	(21,019)	(9,923)
Equity income (notes 2 and 19)		0	0	0
Investment in joint ventures		0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		24,838	31,316	76,674
Expenditures for dry docking		1,467	661	799
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Revenues		21,325	14,022	20,746
Voyage expenses (note 2)		(12,453)	(359)	(1,363)
Vessel operating expenses		0	10	(1,566)
Time-charter hire expenses		(16,195)	(16,491)	(12,974)
Depreciation and amortization		0	0	0
General and administrative		(360)	(360)	(353)
(Write-down) and gain on sale of vessels		0	0	0
Restructuring charge		0	0	0
(Loss) income from vessel operations		(7,683)	(3,178)	4,490
Equity income (notes 2 and 19)		0	0	0
Investment in joint ventures		0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		0	0	0
Expenditures for dry docking		0	0	0
Eliminations
Segment Reporting Information [Line Items]
Revenues		(920)	(8,886)	0
Voyage expenses (note 2)		182	1,930	0
Vessel operating expenses		116	5,067	0
Time-charter hire expenses		0	0	0
Depreciation and amortization		104	782	0
General and administrative		0	0	0
(Write-down) and gain on sale of vessels		0	0	0
Restructuring charge		0	0	0
(Loss) income from vessel operations		(518)	(1,107)	0
Equity income (notes 2 and 19)		0	0	0
Investment in joint ventures		0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		0	0	0
Expenditures for dry docking		$ 0	$ 0	$ 0